UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Navigator Securities Lending Government Money Market Portfolio

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$3	0.03%

Key Fund Statistics as of 12/31/2025

  Total Net Assets$8,856,551,586
  Number of Portfolio Holdings172
  Total Advisory Fees Paid$1,482,647

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	40.2%
Government Agency Debt	19.6%
Treasury Repurchase Agreements	17.7%
Government Agency Repurchase Agreements	14.2%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 3.82%, due 01/02/26	8.5%
U.S. Treasury Bills, 4.15%, due 01/08/26	4.3%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	3.4%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.4%
BANK OF AMERICA NA TRIPARTY D REPO, 3.85%, due 01/02/26	2.8%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 3.83%, due 01/02/26	2.3%
RBC CAPITAL MARKETS TRIPARTY D, 3.80%, due 01/02/26	2.3%
WELLS FARGO BANK NA TRI PARTY Agreement, 3.82%, due 01/02/26	2.3%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.7%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$4	0.04%

How did the Fund perform last year and what affected its performance?

Over the course of 2025 the fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve ("the Fed") was slow to continue its rate cutting cycle, and short-term Treasury and spread-based strategies benefitted from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 75 basis points, with rate decisions taking place in the last three meetings of 2025, decreasing the Fund's one-day yield from 4.63% at the start of the year to 4.09% by year-end. Cash fund returns are expected to be dampened in 2026 compared to 2025 due to lowered interest rates.

The Fund's performance was driven by investment in short-term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
07/11/16	$10,000	$10,000	$10,000
07/31/16	$10,003	$10,003	$10,002
08/31/16	$10,008	$9,991	$10,004
09/30/16	$10,013	$9,986	$10,009
10/31/16	$10,019	$9,909	$10,011
11/30/16	$10,025	$9,675	$10,013
12/31/16	$10,032	$9,688	$10,017
01/31/17	$10,040	$9,707	$10,022
02/28/17	$10,048	$9,773	$10,026
03/31/17	$10,056	$9,768	$10,028
04/30/17	$10,066	$9,843	$10,034
05/31/17	$10,075	$9,919	$10,040
06/30/17	$10,084	$9,909	$10,048
07/31/17	$10,095	$9,951	$10,057
08/31/17	$10,106	$10,041	$10,066
09/30/17	$10,116	$9,993	$10,075
10/31/17	$10,127	$9,999	$10,084
11/30/17	$10,138	$9,986	$10,092
12/31/17	$10,151	$10,032	$10,103
01/31/18	$10,164	$9,916	$10,115
02/28/18	$10,177	$9,822	$10,125
03/31/18	$10,192	$9,885	$10,138
04/30/18	$10,209	$9,811	$10,152
05/31/18	$10,227	$9,882	$10,168
06/30/18	$10,245	$9,869	$10,185
07/31/18	$10,264	$9,872	$10,201
08/31/18	$10,283	$9,935	$10,219
09/30/18	$10,302	$9,871	$10,234
10/31/18	$10,322	$9,793	$10,253
11/30/18	$10,343	$9,852	$10,274
12/31/18	$10,365	$10,033	$10,293
01/31/19	$10,388	$10,139	$10,313
02/28/19	$10,409	$10,133	$10,331
03/31/19	$10,433	$10,328	$10,354
04/30/19	$10,455	$10,331	$10,374
05/31/19	$10,478	$10,514	$10,397
06/30/19	$10,500	$10,646	$10,420
07/31/19	$10,522	$10,669	$10,439
08/31/19	$10,543	$10,946	$10,461
09/30/19	$10,563	$10,888	$10,479
10/31/19	$10,582	$10,920	$10,499
11/30/19	$10,599	$10,915	$10,512
12/31/19	$10,616	$10,907	$10,527
01/31/20	$10,632	$11,117	$10,541
02/29/20	$10,648	$11,317	$10,557
03/31/20	$10,660	$11,251	$10,588
04/30/20	$10,667	$11,451	$10,589
05/31/20	$10,673	$11,504	$10,589
06/30/20	$10,677	$11,576	$10,590
07/31/20	$10,680	$11,749	$10,592
08/31/20	$10,683	$11,654	$10,593
09/30/20	$10,684	$11,648	$10,594
10/31/20	$10,686	$11,596	$10,595
11/30/20	$10,688	$11,710	$10,596
12/31/20	$10,689	$11,726	$10,598
01/31/21	$10,691	$11,642	$10,598
02/28/21	$10,692	$11,474	$10,599
03/31/21	$10,693	$11,331	$10,600
04/30/21	$10,694	$11,420	$10,600
05/31/21	$10,695	$11,457	$10,601
06/30/21	$10,696	$11,538	$10,600
07/31/21	$10,697	$11,667	$10,601
08/31/21	$10,698	$11,645	$10,601
09/30/21	$10,699	$11,544	$10,602
10/31/21	$10,700	$11,541	$10,601
11/30/21	$10,701	$11,575	$10,602
12/31/21	$10,702	$11,545	$10,603
01/31/22	$10,703	$11,296	$10,602
02/28/22	$10,704	$11,170	$10,604
03/31/22	$10,707	$10,860	$10,607
04/30/22	$10,711	$10,448	$10,608
05/31/22	$10,718	$10,515	$10,616
06/30/22	$10,729	$10,350	$10,618
07/31/22	$10,746	$10,603	$10,624
08/31/22	$10,769	$10,304	$10,641
09/30/22	$10,793	$9,858	$10,667
10/31/22	$10,823	$9,731	$10,684
11/30/22	$10,858	$10,089	$10,718
12/31/22	$10,897	$10,043	$10,757
01/31/23	$10,940	$10,352	$10,791
02/28/23	$10,981	$10,084	$10,826
03/31/23	$11,027	$10,341	$10,873
04/30/23	$11,073	$10,403	$10,907
05/31/23	$11,123	$10,290	$10,950
06/30/23	$11,172	$10,253	$11,000
07/31/23	$11,223	$10,246	$11,043
08/31/23	$11,276	$10,181	$11,093
09/30/23	$11,328	$9,922	$11,144
10/31/23	$11,382	$9,765	$11,194
11/30/23	$11,435	$10,208	$11,244
12/31/23	$11,489	$10,598	$11,297
01/31/24	$11,543	$10,569	$11,345
02/29/24	$11,594	$10,420	$11,391
03/31/24	$11,649	$10,516	$11,443
04/30/24	$11,702	$10,251	$11,492
05/31/24	$11,757	$10,424	$11,547
06/30/24	$11,810	$10,523	$11,594
07/31/24	$11,865	$10,769	$11,646
08/31/24	$11,920	$10,924	$11,701
09/30/24	$11,972	$11,070	$11,752
10/31/24	$12,024	$10,795	$11,797
11/30/24	$12,072	$10,909	$11,842
12/31/24	$12,120	$10,731	$11,890
01/31/25	$12,167	$10,788	$11,933
02/28/25	$12,210	$11,025	$11,971
03/31/25	$12,257	$11,029	$12,011
04/30/25	$12,302	$11,073	$12,053
05/31/25	$12,348	$10,993	$12,097
06/30/25	$12,394	$11,162	$12,136
07/31/25	$12,441	$11,133	$12,178
08/31/25	$12,488	$11,266	$12,226
09/30/25	$12,534	$11,389	$12,267
10/31/25	$12,581	$11,460	$12,309
11/30/25	$12,624	$11,531	$12,343
12/31/25	$12,668	$11,514	$12,387

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 07/11/16
Fund	4.52%	3.45%	2.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.50%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.28%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$266,565,314
  Number of Portfolio Holdings42
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$96,339

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Certificates Of Deposit	33.1%
Financial Company Commercial Paper	25.2%
Other Repurchase Agreements	13.9%
Government Agency Repurchase Agreements	11.3%
Other Notes	8.4%
Treasury Repurchase Agreements	3.0%
Asset Backed Commercial Paper	2.8%

Top Ten Holdings

Holdings	%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 3.83%, due 01/02/26	7.5%
Abu Dhabi Islamic Bank PJSC, 3.62%, due 01/02/26	4.3%
Mizuho Bank Ltd., 4.30%, due 02/10/26	3.8%
Nordea Bank Abp, 3.98%, due 04/10/26	3.8%
Credit Agricole Corporate & Investment Bank SA, 4.27%, due 02/02/26	3.8%
Lloyds Bank PLC, 4.04%, due 04/13/26	3.8%
Macquarie Bank Ltd., 4.29%, due 02/09/26	3.7%
DNB Bank ASA, 4.11%, due 07/07/26	3.7%
Credit Industriel et Commercial, 4.17%, due 05/15/26	2.8%
Bank of New York Mellon, 4.03%, due 04/07/26	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

State Street Navigator Securities Lending Portfolio II

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-877-521-4083.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$4	0.04%

How did the Fund perform last year and what affected its performance?

Over the course of 2025 the fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve ("the Fed") was slow to continue its rate cutting cycle, and short-term Treasury and spread-based strategies benefitted from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 75 basis points, with rate decisions taking place in the last three meetings of 2025, decreasing the Fund's one-day yield from 4.63% at the start of the year to 4.09% by year-end. Cash fund returns are expected to be dampened in 2026 compared to 2025 due to lowered interest rates.

The Fund's performance was driven by investment in short-term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/10/18	$10,000	$10,000	$10,000
12/31/18	$10,015	$10,096	$10,014
01/31/19	$10,038	$10,203	$10,034
02/28/19	$10,058	$10,197	$10,052
03/31/19	$10,080	$10,393	$10,073
04/30/19	$10,101	$10,396	$10,093
05/31/19	$10,123	$10,580	$10,116
06/30/19	$10,143	$10,713	$10,138
07/31/19	$10,165	$10,737	$10,157
08/31/19	$10,185	$11,015	$10,177
09/30/19	$10,204	$10,956	$10,195
10/31/19	$10,222	$10,989	$10,215
11/30/19	$10,238	$10,984	$10,228
12/31/19	$10,254	$10,976	$10,242
01/31/20	$10,270	$11,187	$10,256
02/29/20	$10,285	$11,389	$10,271
03/31/20	$10,296	$11,322	$10,301
04/30/20	$10,304	$11,523	$10,302
05/31/20	$10,309	$11,576	$10,302
06/30/20	$10,313	$11,649	$10,304
07/31/20	$10,316	$11,823	$10,306
08/31/20	$10,318	$11,728	$10,306
09/30/20	$10,320	$11,722	$10,307
10/31/20	$10,321	$11,669	$10,309
11/30/20	$10,323	$11,784	$10,310
12/31/20	$10,324	$11,800	$10,311
01/31/21	$10,326	$11,715	$10,312
02/28/21	$10,327	$11,546	$10,313
03/31/21	$10,329	$11,402	$10,313
04/30/21	$10,330	$11,492	$10,313
05/31/21	$10,331	$11,530	$10,314
06/30/21	$10,332	$11,611	$10,313
07/31/21	$10,333	$11,740	$10,314
08/31/21	$10,334	$11,718	$10,314
09/30/21	$10,335	$11,617	$10,315
10/31/21	$10,336	$11,613	$10,314
11/30/21	$10,337	$11,648	$10,315
12/31/21	$10,338	$11,618	$10,316
01/31/22	$10,339	$11,368	$10,315
02/28/22	$10,341	$11,241	$10,317
03/31/22	$10,343	$10,929	$10,320
04/30/22	$10,347	$10,514	$10,321
05/31/22	$10,355	$10,582	$10,328
06/30/22	$10,365	$10,416	$10,331
07/31/22	$10,381	$10,670	$10,336
08/31/22	$10,403	$10,369	$10,353
09/30/22	$10,426	$9,921	$10,378
10/31/22	$10,455	$9,792	$10,395
11/30/22	$10,490	$10,152	$10,428
12/31/22	$10,529	$10,106	$10,466
01/31/23	$10,570	$10,417	$10,499
02/28/23	$10,610	$10,148	$10,533
03/31/23	$10,654	$10,406	$10,578
04/30/23	$10,699	$10,469	$10,612
05/31/23	$10,747	$10,355	$10,653
06/30/23	$10,794	$10,318	$10,702
07/31/23	$10,843	$10,311	$10,744
08/31/23	$10,894	$10,245	$10,793
09/30/23	$10,944	$9,985	$10,842
10/31/23	$10,996	$9,827	$10,891
11/30/23	$11,047	$10,272	$10,940
12/31/23	$11,099	$10,665	$10,991
01/31/24	$11,152	$10,636	$11,038
02/29/24	$11,201	$10,486	$11,083
03/31/24	$11,254	$10,582	$11,133
04/30/24	$11,305	$10,315	$11,180
05/31/24	$11,357	$10,490	$11,234
06/30/24	$11,408	$10,589	$11,280
07/31/24	$11,461	$10,837	$11,330
08/31/24	$11,515	$10,992	$11,385
09/30/24	$11,565	$11,140	$11,434
10/31/24	$11,614	$10,863	$11,478
11/30/24	$11,661	$10,978	$11,521
12/31/24	$11,707	$10,799	$11,568
01/31/25	$11,752	$10,856	$11,610
02/28/25	$11,792	$11,095	$11,647
03/31/25	$11,837	$11,099	$11,686
04/30/25	$11,881	$11,142	$11,726
05/31/25	$11,926	$11,063	$11,769
06/30/25	$11,970	$11,233	$11,808
07/31/25	$12,015	$11,203	$11,848
08/31/25	$12,060	$11,337	$11,895
09/30/25	$12,104	$11,461	$11,935
10/31/25	$12,148	$11,532	$11,976
11/30/25	$12,189	$11,604	$12,009
12/31/25	$12,230	$11,587	$12,051

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/10/18
Fund	4.47%	3.45%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.11%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.68%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$12,482,737,029
  Number of Portfolio Holdings120
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$3,579,033

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Other Notes	23.9%
Certificates Of Deposit	23.5%
Financial Company Commercial Paper	17.8%
Asset Backed Commercial Paper	11.5%
Other Repurchase Agreements	10.6%
Treasury Repurchase Agreements	9.7%
Government Agency Repurchase Agreements	1.3%

Top Ten Holdings

Holdings	%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 3.82%, due 01/02/26	9.0%
KBC BANK NV, 3.63%, due 01/02/26	4.8%
Mizuho Bank Ltd., 3.64%, due 01/02/26	3.0%
Abu Dhabi Islamic Bank PJSC, 3.62%, due 01/02/26	2.8%
Canadian Imperial Bank of Commerce, 3.64%, due 01/02/26	2.0%
Royal Bank of Canada, 3.85%, due 01/02/26	2.0%
ABN AMRO Bank NV, 3.64%, due 01/02/26	1.6%
National Bank of Canada, 3.67%, due 01/05/26	1.6%
SOCIETE GENERALE SEC LLC TPR D TRI PARTY REPO D, 3.75%, due 01/06/26	1.5%
TORONTO DOMINION SEC LLC TPR D TRI PARTY REPO D, 3.84%, due 01/02/26	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-877-521-4083.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $107,615 and $113,771, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $23,535. For the fiscal year ended December 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $4,929.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were $9,761,443 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $37,900,000 and $36,700,000, respectively.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
State Street Navigator Securities Lending Portfolio I
State Street Navigator Securities Lending Portfolio II

State Street Navigator Securities Lending Trust
Annual Financial Statements and Other Information
December 31, 2025
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)- Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 19.6%
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05%(a)	3.690%	01/01/2026	09/17/2026	$3,600,000	$3,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18%(a)	3.820%	01/01/2026	11/02/2026	8,700,000	8,700,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	3.730%	01/01/2026	03/26/2026	20,300,000	20,300,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.03%(a)	3.740%	01/01/2026	02/19/2026	40,800,000	40,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.04%(a)	3.750%	01/01/2026	10/20/2026	15,900,000	15,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	3.780%	01/01/2026	12/07/2026	4,800,000	4,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.07%(a)	3.780%	01/01/2026	04/01/2027	12,090,000	12,090,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	3.785%	01/01/2026	11/16/2026	5,600,000	5,600,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.795%	01/01/2026	05/15/2026	11,100,000	11,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.800%	01/01/2026	01/28/2026	8,800,000	8,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.800%	01/01/2026	05/12/2027	2,000,000	2,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	3.800%	01/01/2026	09/28/2027	48,000,000	48,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	3.805%	01/01/2026	02/12/2027	9,500,000	9,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	3.810%	01/01/2026	04/01/2026	135,000,000	135,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	3.810%	01/01/2026	06/18/2026	2,200,000	2,199,833
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	3.810%	01/01/2026	06/23/2027	3,800,000	3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	3.815%	01/01/2026	03/18/2026	23,300,000	23,299,665
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	3.815%	01/01/2026	05/19/2026	1,500,000	1,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	3.820%	01/01/2026	04/16/2026	5,300,000	5,300,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.825%	01/01/2026	04/08/2026	1,430,000	1,430,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.830%	01/01/2026	01/27/2026	21,667,000	21,667,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.830%	01/01/2026	06/09/2027	8,000,000	8,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.830%	01/01/2026	06/16/2027	1,000,000	1,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	3.830%	01/01/2026	08/11/2027	5,400,000	5,400,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.835%	01/01/2026	07/09/2026	4,900,000	4,900,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.835%	01/01/2026	07/16/2026	$12,900,000	$12,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.835%	01/01/2026	07/21/2026	5,000,000	5,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.835%	01/01/2026	09/08/2026	3,000,000	3,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.835%	01/01/2026	08/18/2027	1,500,000	1,500,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.840%	01/01/2026	08/28/2026	1,900,000	1,900,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.13%(a)	3.840%	01/01/2026	02/03/2027	3,800,000	3,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.845%	01/01/2026	09/16/2026	13,100,000	13,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.845%	01/01/2026	01/08/2027	12,800,000	12,810,276
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.845%	01/01/2026	10/01/2027	9,800,000	9,811,690
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	09/04/2026	5,550,000	5,550,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	10/09/2026	29,000,000	29,000,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	11/20/2026	11,100,000	11,100,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	11/25/2026	2,679,000	2,679,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	12/02/2026	2,800,000	2,800,000
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.20%(a)	3.905%	01/01/2026	05/03/2027	3,000,000	3,003,612
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.20%(a)	3.910%	01/01/2026	03/29/2027	2,500,000	2,502,955
Aa1, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.27%(a)	3.980%	01/01/2026	12/18/2026	1,200,000	1,202,341
Aa1, AA+	Federal Farm Credit Discount Notes(b)	3.740%	05/05/2026	05/05/2026	6,400,000	6,318,219
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.705%	04/08/2026	04/08/2026	4,200,000	4,158,504
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.725%	03/31/2026	03/31/2026	16,500,000	16,349,758
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.805%	02/06/2026	02/06/2026	15,600,000	15,542,306
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.830%	01/30/2026	01/30/2026	19,200,000	19,142,934
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.835%	01/26/2026	01/26/2026	6,500,000	6,483,382
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.870%	01/09/2026	01/09/2026	3,100,000	3,097,667
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.895%	01/07/2026	01/07/2026	15,800,000	15,791,453
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.940%	02/24/2026	02/24/2026	$17,400,000	$17,299,070
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.955%	02/20/2026	02/20/2026	16,900,000	16,809,024
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	3.960%	02/19/2026	02/19/2026	25,400,000	25,265,888
Aa1, AA+	Federal Home Loan Bank Discount Notes(b)	4.030%	01/02/2026	01/02/2026	19,800,000	19,800,000
Aa1, AA+	Federal Home Loan Banks	4.013%	03/04/2026	03/04/2026	48,200,000	48,179,092
Aa1, AA+	Federal Home Loan Banks	4.126%	02/26/2026	02/26/2026	17,400,000	17,398,441
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.01%(a)	3.720%	01/01/2026	06/03/2026	65,000,000	65,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	3.735%	01/01/2026	05/28/2026	13,900,000	13,900,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	3.735%	01/01/2026	06/02/2026	4,600,000	4,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	3.740%	01/01/2026	02/19/2026	89,500,000	89,496,710
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.745%	01/01/2026	05/14/2026	5,700,000	5,700,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.750%	01/01/2026	04/23/2026	44,100,000	44,100,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	3.750%	01/01/2026	04/24/2026	44,600,000	44,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.05%(a)	3.755%	01/01/2026	01/30/2026	82,800,000	82,800,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.08%(a)	3.790%	01/01/2026	11/27/2026	24,500,000	24,510,899
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.08%(a)	3.790%	01/01/2026	10/04/2027	9,600,000	9,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	3.800%	01/01/2026	12/03/2027	28,900,000	28,900,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.10%(a)	3.805%	01/01/2026	03/19/2026	8,700,000	8,700,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.10%(a)	3.805%	01/01/2026	05/10/2027	22,000,000	22,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	3.820%	01/01/2026	04/10/2026	13,200,000	13,199,990
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	3.820%	01/01/2026	04/15/2026	13,600,000	13,600,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	3.835%	01/01/2026	08/18/2027	4,000,000	4,000,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	3.840%	01/01/2026	02/09/2026	4,370,000	4,370,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	3.840%	01/01/2026	02/13/2026	14,900,000	14,900,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	3.840%	01/01/2026	10/22/2027	2,500,000	2,501,464
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	3.845%	01/01/2026	01/19/2027	7,200,000	7,200,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	3.845%	01/01/2026	01/21/2027	$6,200,000	$6,200,000
Aa1, AA+	Federal Home Loan Banks, SOFR + 0.14%(a)	3.850%	01/01/2026	10/29/2026	26,800,000	26,800,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.09%(a)	3.800%	01/01/2026	01/26/2026	32,500,000	32,501,312
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.10%(a)	3.805%	01/01/2026	05/05/2027	31,900,000	31,900,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.11%(a)	3.820%	01/01/2026	03/05/2026	25,000,000	25,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.11%(a)	3.820%	01/01/2026	05/07/2026	17,300,000	17,300,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.12%(a)	3.825%	01/01/2026	04/02/2026	35,000,000	35,000,442
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.12%(a)	3.830%	01/01/2026	08/11/2027	4,300,000	4,300,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.13%(a)	3.840%	01/01/2026	09/02/2027	6,800,000	6,800,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	09/04/2026	25,000,000	25,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	09/23/2026	26,500,000	26,500,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	10/16/2026	17,600,000	17,600,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	09/22/2027	23,000,000	23,000,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	10/06/2027	21,600,000	21,600,000
Aa1, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.14%(a)	3.850%	01/01/2026	10/14/2027	10,000,000	10,000,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.08%(a)	3.790%	01/01/2026	12/22/2027	13,400,000	13,400,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.12%(a)	3.830%	01/01/2026	07/29/2026	63,900,000	63,911,956
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.845%	01/01/2026	08/21/2026	25,200,000	25,200,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.850%	01/01/2026	09/11/2026	23,700,000	23,699,965
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.850%	01/01/2026	10/23/2026	5,200,000	5,200,000
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.850%	01/01/2026	11/20/2026	29,200,000	29,209,633
Aa1, AA+	Federal National Mortgage Association, SOFR + 0.14%(a)	3.850%	01/01/2026	12/11/2026	4,700,000	4,700,000
						1,736,484,481
	TREASURY DEBT — 40.2%
Aa1, AA+	U.S. Treasury Bills(b)	3.471%	06/18/2026	06/18/2026	100,000,000	98,385,266
Aa1, AA+	U.S. Treasury Bills(b)	3.496%	06/25/2026	06/25/2026	50,000,000	49,156,260
Aa1, AA+	U.S. Treasury Bills(b),(c)	3.500%	07/02/2026	07/02/2026	75,700,000	74,369,526
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aa1, AA+	U.S. Treasury Bills(c)	3.540%	05/05/2026	05/05/2026	$55,080,000	$54,435,172
Aa1, AA+	U.S. Treasury Bills(b)	3.555%	04/21/2026	04/21/2026	50,000,000	49,463,611
Aa1, AA+	U.S. Treasury Bills(b)	3.556%	04/28/2026	04/28/2026	50,000,000	49,427,158
Aa1, AA+	U.S. Treasury Bills(b)	3.585%	06/11/2026	06/11/2026	79,140,000	77,879,758
Aa1, AA+	U.S. Treasury Bills(b)	3.640%	04/30/2026	04/30/2026	1,100,000	1,086,876
Aa1, AA+	U.S. Treasury Bills(b)	3.650%	06/04/2026	06/04/2026	83,150,000	81,863,309
Aa1, AA+	U.S. Treasury Bills(b)	3.660%	04/23/2026	04/23/2026	62,960,000	62,249,458
Aa1, AA+	U.S. Treasury Bills(b)	3.660%	05/28/2026	05/28/2026	65,020,000	64,053,440
Aa1, AA+	U.S. Treasury Bills(b)	3.678%	05/14/2026	05/14/2026	72,740,000	71,757,971
Aa1, AA+	U.S. Treasury Bills(b)	3.683%	04/16/2026	04/16/2026	67,320,000	66,603,449
Aa1, AA+	U.S. Treasury Bills(b)	3.695%	04/09/2026	04/09/2026	65,040,000	64,392,523
Aa1, AA+	U.S. Treasury Bills(b)	3.705%	03/26/2026	03/26/2026	89,300,000	88,536,459
Aa1, AA+	U.S. Treasury Bills(b)	3.710%	05/21/2026	05/21/2026	47,910,000	47,223,932
Aa1, AA+	U.S. Treasury Bills(b)	3.715%	03/19/2026	03/19/2026	150,300,000	149,147,414
Aa1, AA+	U.S. Treasury Bills(b),(c)	3.720%	04/02/2026	04/02/2026	97,240,000	96,336,609
Aa1, AA+	U.S. Treasury Bills(b)	3.730%	03/12/2026	03/12/2026	46,180,000	45,849,851
Aa1, AA+	U.S. Treasury Bills(b)	3.735%	02/24/2026	02/24/2026	63,120,000	62,772,848
Aa1, AA+	U.S. Treasury Bills(b)	3.735%	03/31/2026	03/31/2026	47,620,000	47,184,860
Aa1, AA+	U.S. Treasury Bills(b)	3.740%	02/26/2026	02/26/2026	33,980,000	33,785,690
Aa1, AA+	U.S. Treasury Bills(b)	3.750%	03/24/2026	03/24/2026	40,570,000	40,227,691
Aa1, AA+	U.S. Treasury Bills(b)	3.755%	03/17/2026	03/17/2026	65,000,000	64,498,554
Aa1, AA+	U.S. Treasury Bills(b)	3.775%	02/10/2026	02/10/2026	54,200,000	53,978,184
Aa1, AA+	U.S. Treasury Bills(b)	3.775%	03/10/2026	03/10/2026	120,430,000	119,584,828
Aa1, AA+	U.S. Treasury Bills(b),(c)	3.785%	02/03/2026	02/03/2026	63,910,000	63,694,748
Aa1, AA+	U.S. Treasury Bills(b)	3.795%	02/17/2026	02/17/2026	81,230,000	80,835,225
Aa1, AA+	U.S. Treasury Bills(b)	3.805%	01/27/2026	01/27/2026	65,740,000	65,566,367
Aa1, AA+	U.S. Treasury Bills(b)	3.815%	01/20/2026	01/20/2026	65,080,000	64,955,897
Aa1, AA+	U.S. Treasury Bills(b)	3.850%	01/13/2026	01/13/2026	103,970,000	103,847,518
Aa1, AA+	U.S. Treasury Bills(b)	3.880%	03/05/2026	03/05/2026	52,000,000	51,652,524
Aa1, AA+	U.S. Treasury Bills(b),(c)	3.945%	02/19/2026	02/19/2026	152,740,000	151,949,616
Aa1, AA+	U.S. Treasury Bills(b)	3.957%	01/06/2026	01/06/2026	27,350,000	27,337,937
Aa1, AA+	U.S. Treasury Bills(b)	4.095%	01/02/2026	01/02/2026	298,540,000	298,540,000
Aa1, AA+	U.S. Treasury Bills(b)	4.118%	01/22/2026	01/22/2026	119,680,000	119,417,213
Aa1, AA+	U.S. Treasury Bills(b)	4.120%	01/29/2026	01/29/2026	108,470,000	108,134,311
Aa1, AA+	U.S. Treasury Bills(b)	4.125%	01/15/2026	01/15/2026	146,670,000	146,458,114
Aa1, AA+	U.S. Treasury Bills(b)	4.150%	01/08/2026	01/08/2026	382,570,000	382,307,151
Aa1, AA+	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15%(a)	3.752%	01/01/2026	04/30/2026	29,000,000	28,999,871
Aa1, AA+	U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	9,700,000	9,511,423
Aa1, AA+	U.S. Treasury Notes	3.569%	08/31/2026	08/31/2026	5,800,000	5,806,531
Aa1, AA+	U.S. Treasury Notes	3.679%	07/31/2026	07/31/2026	9,117,000	8,959,299
Aa1, AA+	U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	17,346,000	17,109,801
Aa1, AA+	U.S. Treasury Notes	3.700%	05/15/2026	05/15/2026	4,399,000	4,365,911
Aa1, AA+	U.S. Treasury Notes	3.724%	07/31/2026	07/31/2026	17,914,000	17,980,171
Aa1, AA+	U.S. Treasury Notes	3.848%	03/31/2026	03/31/2026	18,270,000	18,298,120
Aa1, AA+	U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	31,160,000	30,835,544
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aa1, AA+	U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	$19,670,000	$19,726,191
Aa1, AA+	U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	12,421,000	12,460,780
Aa1, AA+	U.S. Treasury Notes	4.163%	03/31/2026	03/31/2026	12,470,000	12,370,212
						3,565,371,172
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 14.2%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 3.500% due 08/01/2040 - 10/01/2047, valued at $255,000,000); expected proceeds $250,053,472	3.850%	01/02/2026	01/02/2026	250,000,000	250,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 5.500% due 01/01/2030 - 12/01/2055, Federal National Mortgage Associations Strips, 5.500% due 06/01/2053, Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 05/01/2051 - 10/01/2055 and Government National Mortgage Associations, 2.000% - 7.000% due 01/20/2049 - 12/20/2055, valued at $102,000,000); expected proceeds $100,021,389	3.850%	01/02/2026	01/02/2026	100,000,000	100,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 10/01/2027 - 12/01/2055, Government National Mortgage Associations, 3.500% - 6.500% due 03/20/2047 - 11/20/2055 and Federal National Mortgage Associations, 1.950% - 7.000% due 11/01/2032 - 12/01/2055, valued at $102,000,000); expected proceeds $100,021,278	3.830%	01/02/2026	01/02/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/16/2025 (collateralized by Federal National Mortgage Associations Strips, 1.500% - 6.500% due 11/01/2040 - 09/01/2053, a Federal National Mortgage Association, 4.750% due 12/01/2055, Federal Home Loan Mortgage Corporations, 4.801% - 5.204% due 12/01/2055 and Federal Home Loan Mortgage Corporation Strips, 3.000% - 5.000% due 10/15/2037 - 09/15/2048, valued at $51,000,134); expected proceeds $50,633,333(d)	3.800%	01/01/2026	04/15/2026	$50,000,000	$50,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 5.000% - 5.500% due 11/20/2054 - 10/20/2055, a Federal National Mortgage Association, 4.810% due 09/01/2035 and a Federal Home Loan Mortgage Corporation, 5.171% due 12/01/2055, valued at $51,000,001); expected proceeds $50,010,639	3.830%	01/02/2026	01/02/2026	50,000,000	50,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.875% - 4.625% due 03/15/2028 - 09/30/2030 and Federal Home Loan Mortgage Corporations, 5.000% - 5.500% due 05/01/2054 - 12/01/2055, valued at $102,000,001); expected proceeds $100,021,278	3.830%	01/02/2026	01/02/2026	100,000,000	100,000,000
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 4.000% - 7.000% due 05/01/2052 - 01/01/2055, valued at $102,000,002); expected proceeds $100,021,333	3.840%	01/02/2026	01/02/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 2.780% due 04/25/2049 and Government National Mortgage Associations, 0.724% - 5.250% due 05/20/2048 - 07/16/2057, valued at $72,100,001); expected proceeds $70,893,161(d)	3.860%	01/01/2026	04/10/2026	$70,000,000	$70,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 7.500% due 11/01/2031 - 12/01/2055, valued at $204,000,001); expected proceeds $200,042,556	3.830%	01/02/2026	01/02/2026	200,000,000	200,000,000
NR, A-1	Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 1.500% - 7.000% due 06/20/2031 - 12/20/2055, Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 06/01/2026 - 01/01/2056, Federal National Mortgage Associations, 2.000% - 7.000% due 01/25/2026 - 03/01/2055 and a U.S. Treasury Note, 4.500% due 05/31/2029, valued at $5,101,152); expected proceeds $5,001,028	3.700%	01/02/2026	01/02/2026	5,000,000	5,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.120% - 4.000% due 09/01/2026 - 12/24/2030, a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2035, Federal Home Loan Mortgage Corporations, 4.010% - 5.500% due 12/04/2030 - 11/01/2055 and a Government National Mortgage Association, 5.000% due 11/20/2055, valued at $204,000,000); expected proceeds $200,042,222	3.800%	01/02/2026	01/02/2026	200,000,000	200,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a Federal Farm Credit Bank, 4.250% due 12/27/2027, valued at $15,357,807); expected proceeds $15,177,133(d)	3.830%	03/19/2026	03/19/2026	$15,000,000	$15,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 4.500% due 05/01/2036 - 07/01/2053, valued at $15,303,256); expected proceeds $15,003,192	3.830%	01/02/2026	01/02/2026	15,000,000	15,000,000
						1,255,000,000
	TREASURY REPURCHASE AGREEMENTS — 17.7%
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/09/2025 (collateralized by U.S. Treasury Notes, 2.250% - 4.375% due 07/15/2027 - 08/15/2027 and a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, valued at $15,300,046); expected proceeds $15,202,000	4.040%	01/07/2026	01/07/2026	15,000,000	15,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2026 and U.S. Treasury Notes, 1.500% - 4.375% due 07/31/2026 - 08/15/2026, valued at $102,000,049); expected proceeds $100,021,278	3.830%	01/02/2026	01/02/2026	100,000,000	100,000,000
P-1, A-1	Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 2.250% - 4.000% due 11/15/2042 - 02/15/2052, valued at $66,300,010); expected proceeds $65,013,794	3.820%	01/02/2026	01/02/2026	65,000,000	65,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 4.125% due 03/31/2029, valued at $765,000,005); expected proceeds $750,159,167	3.820%	01/02/2026	01/02/2026	$750,000,000	$750,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 4.250% due 02/28/2031, valued at $30,515,041); expected proceeds $30,006,367	3.820%	01/02/2026	01/02/2026	30,000,000	30,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by U.S. Treasury Notes, 0.625% - 4.625% due 01/15/2027 - 09/30/2030, a U.S. Treasury Inflation Index Note, 1.625% due 04/15/2030 and a U.S. Treasury Strip, 0.000% due 08/15/2030, valued at $15,300,001); expected proceeds $15,040,300	3.720%	01/01/2026	01/07/2026	15,000,000	15,000,000
P-1, A-1+	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 3.875% due 12/31/2027, valued at $306,000,080); expected proceeds $300,063,667	3.820%	01/02/2026	01/02/2026	300,000,000	300,000,000
P-1, A-1	Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.500% – 4.875%, due 05/15/2039 – 11/15/2055, valued at $15,339,597); expected proceeds $15,003,183	3.820%	01/02/2026	01/02/2026	15,000,000	15,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 1.750% - 2.250% due 08/15/2041 - 02/15/2052, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040 and a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030, valued at $76,500,016); expected proceeds $75,015,917	3.820%	01/02/2026	01/02/2026	75,000,000	75,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2025
Rating#	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 2.500% - 4.625% due 02/15/2045 - 05/15/2054, valued at $204,043,350); expected proceeds $200,042,444	3.820%	01/02/2026	01/02/2026	$200,000,000	$200,000,000
						1,565,000,000
TOTAL INVESTMENTS –91.7% (Cost $8,121,855,653)(e),(f)						8,121,855,653
Other Assets in Excess of Liabilities —8.3%						734,695,933
NET ASSETS –100.0%						$8,856,551,586
#	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $135,000,000 or 1.5% of net assets as of December 31, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 3).
Abbreviations:
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 97.7%
ASSET BACKED COMMERCIAL PAPER — 2.8%
Paradelle Funding LLC SOFR + 0.33%, 4.04%, 2/6/2026 (a)	$7,500,000	$7,501,593
CERTIFICATES OF DEPOSIT — 33.1%
Bank of Montreal SOFR + 0.24%, 3.95%, 3/6/2026 (a)	7,500,000	7,501,551
Bank of Montreal 4.49%, 1/9/2026	7,500,000	7,501,224
Barclays Bank PLC 4.05%, 5/19/2026	5,000,000	5,003,127
Canadian Imperial Bank of Commerce SOFR + 0.37%, 4.08%, 2/2/2026 (a)	5,000,000	5,001,352
Citibank NA SOFR + 0.29%, 4.00%, 2/24/2026 (a)	5,000,000	5,001,429
Credit Agricole Corporate & Investment Bank SA 4.27%, 2/2/2026	10,000,000	10,004,540
Credit Industriel et Commercial 4.17%, 5/15/2026	7,500,000	7,507,589
Credit Industriel et Commercial 4.41%, 2/17/2026	4,500,000	4,503,214
Mizuho Bank Ltd. 4.30%, 2/10/2026	10,000,000	10,005,535
Nordea Bank Abp SOFR + 0.27%, 3.98%, 4/10/2026 (a)	10,000,000	10,005,142
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 3.94%, 2/10/2026 (a)	7,500,000	7,500,917
Svenska Handelsbanken AB SOFR + 0.22%, 3.99%, 3/5/2026 (a)	2,500,000	2,500,556
Svenska Handelsbanken AB SOFR + 0.31%, 4.08%, 5/15/2026 (a)	2,250,000	2,251,377
Svenska Handelsbanken AB SOFR + 0.34%, 4.11%, 12/8/2026 (a)	4,000,000	3,999,755
		88,287,308
FINANCIAL COMPANY COMMERCIAL PAPER — 25.2%
Bank of New York Mellon SOFR + 0.26%, 4.03%, 4/7/2026 (a)	7,500,000	7,502,461
Commonwealth Bank of Australia SOFR + 0.31%, 4.02%, 5/11/2026 (a),(b)	2,250,000	2,251,111
DNB Bank ASA 4.11%, 7/7/2026 (b)	10,000,000	9,807,539
HSBC Bank PLC SOFR + 0.37%, 4.14%, 1/5/2026 (a),(b)	3,500,000	3,500,137
ING U.S. Funding LLC SOFR + 0.30%, 4.07%, 2/2/2026 (a)	7,500,000	7,501,381
Lloyds Bank PLC SOFR + 0.27%, 4.04%, 4/13/2026 (a),(b)	10,000,000	10,004,482
Macquarie Bank Ltd. 4.29%, 2/9/2026 (b)	10,000,000	9,958,704
National Bank of Canada 4.06%, 5/27/2026 (b)	5,000,000	4,923,805
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Natixis SA 4.31%, 2/13/2026	$7,500,000	$7,465,673
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 4.12%, 5/8/2026 (a),(b)	1,750,000	1,750,863
Toronto-Dominion Bank 4.23%, 1/5/2026 (b)	2,500,000	2,498,691
		67,164,847
OTHER NOTES — 8.4%
Abu Dhabi Islamic Bank PJSC 3.62%, 1/2/2026	11,456,000	11,456,000
Canadian Imperial Bank of Commerce 3.64%, 1/2/2026	5,000,000	5,000,000
Royal Bank of Canada 3.85%, 1/2/2026	6,000,000	6,000,000
		22,456,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 11.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Government Obligations, 2.500% – 6.500% due 08/01/2040 – 09/15/2060, valued at $5,100,000); expected proceeds $5,001,069 3.85%, 1/2/2026	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Government Obligations, 0.000% – 4.988% due 05/25/2027 – 06/20/2055, valued at $5,143,108); expected proceeds $5,001,064 3.83%, 1/2/2026	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Government Obligations, 1.500% – 7.000% due 12/01/2029 – 01/01/2056, valued at $20,400,001); expected proceeds $20,004,256 3.83%, 1/2/2026	20,000,000	20,000,000
		30,000,000
TREASURY REPURCHASE AGREEMENTS — 3.0%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.250% – 4.250% due 12/31/2026 – 10/31/2031 and a U.S. Treasury Bond, 4.000% due 11/15/2052, valued at $3,060,023); expected proceeds $3,000,637 3.82%, 1/2/2026	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030 and a U.S. Treasury Note, 3.700% due 01/31/2027, valued at $5,100,038); expected proceeds $5,001,061 3.82%, 1/2/2026	5,000,000	5,000,000
		8,000,000
OTHER REPURCHASE AGREEMENTS — 13.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,067,599 4.09%, 4/10/2026 (c)	5,000,000	5,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Corporate Bonds, 1.650% – 6.950% due 10/21/2027 – 03/10/2055 and U.S. Government Obligations, 2.250% due 02/25/2032, valued at $2,113,568); expected proceeds $2,019,400 3.88%, 3/12/2026 (c)	$2,000,000	$2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by various Common Stocks, valued at $7,560,000); expected proceeds $7,001,513 3.89%, 1/2/2026	7,000,000	7,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/05/2025 (collateralized by various Corporate Bonds, 0.000% – 0.875% due 09/15/2030 – 11/15/2032 and various Common Stocks, valued at $4,321,364); expected proceeds $4,052,969 4.04%, 4/2/2026 (c)	4,000,000	4,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/26/2025 (collateralized by various Common Stocks, valued at $7,572,936); expected proceeds $7,031,768 3.89%, 2/6/2026 (c)	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Corporate Bonds, 1.750% – 3.990% due 08/12/2031 – 08/15/2059, valued at $4,200,304); expected proceeds $4,051,963 3.93%, 4/10/2026 (c)	4,000,000	4,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2025 (collateralized by a Corporate Bond, 1.000% due 09/15/2030, valued at $5,750,490); expected proceeds $5,065,833 3.95%, 4/23/2026 (c)	5,000,000	5,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2025 (collateralized by various Common Stocks, valued at $3,240,001); expected proceeds $3,016,007 3.92%, 2/17/2026 (c)	3,000,000	3,000,000
		37,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $260,327,938)		260,409,748
TOTAL INVESTMENTS — 97.7% (Cost $260,327,938)		260,409,748
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		6,155,566
NET ASSETS — 100.0%		$266,565,314
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.8% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Illiquid security. These securities represent $30,000,000 or 11.3% of net assets as of December 31, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2025
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$260,409,748	$—	$260,409,748
TOTAL INVESTMENTS	$—	$260,409,748	$—	$260,409,748
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.3%
ASSET BACKED COMMERCIAL PAPER — 11.5%
Anglesea Funding LLC 3.74%, 1/5/2026 (a)	$100,000,000	$99,948,170
Anglesea Funding LLC 3.74%, 1/6/2026 (a)	50,000,000	49,968,870
Anglesea Funding LLC 3.74%, 1/7/2026 (a)	100,000,000	99,927,280
Barclays Bank PLC 3.95%, 5/7/2026 (a)	100,000,000	98,651,140
Bennington Stark Capital Co. LLC 4.07%, 2/13/2026 (a)	93,000,000	92,572,163
Chesham Finance Ltd./Chesham Finance LLC 3.72%, 1/2/2026 (a)	80,000,000	79,983,472
Chesham Finance Ltd./Chesham Finance LLC 3.72%, 1/5/2026 (a)	30,000,000	29,984,451
Collateralized Commercial Paper V Co. LLC 4.01%, 8/7/2026	50,000,000	50,026,600
Concord Minutemen Capital Co. LLC 3.74%, 1/5/2026 (a)	80,000,000	79,958,536
Concord Minutemen Capital Co. LLC 4.40%, 1/26/2026 (a)	75,000,000	74,795,468
Falcon Asset Funding LLC SOFR + 0.28%, 4.05%, 6/2/2026 (a),(b)	50,000,000	50,001,228
Great Bear Funding LLC 3.74%, 1/6/2026 (a)	50,000,000	49,968,870
Helvetica Funding Co. LLC SOFR + 0.50%, 4.21%, 6/2/2026 (a),(b)	100,000,000	100,002,731
Hqla Funding LLC SOFR + 0.45%, 4.16%, 4/24/2026 (a),(b)	120,000,000	120,008,630
Ionic Funding LLC 4.10%, 1/16/2026	70,000,000	69,881,448
Ionic Funding LLC 4.30%, 1/7/2026	143,013,000	142,907,885
Park Avenue Collateralized Notes Co. LLC SOFR + 0.26%, 3.97%, 4/13/2026 (b)	150,000,000	150,000,022
		1,438,586,964
CERTIFICATES OF DEPOSIT — 23.5%
Bank of America NA 4.34%, 7/8/2026	75,000,000	75,159,090
Bank of Montreal 3.98%, 5/13/2026	65,000,000	65,030,388
Bank of Montreal SOFR + 0.40%, 4.11%, 8/28/2026 (b)	31,000,000	31,026,604
Barclays Bank PLC 3.80%, 12/31/2026	21,250,000	21,250,000
Barclays Bank PLC SOFR + 0.37%, 4.14%, 10/8/2026 (b)	85,000,000	85,016,685
BNP Paribas SA 4.01%, 3/4/2026	125,000,000	125,047,175
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.30%, 4.01%, 2/11/2026 (b)	$75,000,000	$75,019,718
Credit Agricole Corporate & Investment Bank SA SOFR + 0.22%, 3.93%, 2/2/2026 (b)	60,000,000	60,009,132
Credit Agricole Corporate & Investment Bank SA 4.02%, 2/5/2026	45,000,000	45,012,600
Credit Agricole Corporate & Investment Bank SA 4.27%, 2/2/2026	40,000,000	40,018,160
Credit Industriel et Commercial 4.12%, 5/14/2026	50,000,000	50,042,065
Credit Industriel et Commercial 4.35%, 7/9/2026	123,500,000	123,793,559
Credit Industriel et Commercial 4.41%, 2/17/2026	63,750,000	63,795,530
Goldman Sachs Bank USA SOFR + 0.27%, 3.98%, 6/16/2026 (b)	100,000,000	99,999,820
Landesbank Baden-Wuerttemberg 3.64%, 1/6/2026	125,000,000	125,000,087
Landesbank Baden-Wuerttemberg 3.66%, 1/7/2026	100,000,000	99,999,861
Landesbank Baden-Wuerttemberg SOFR + 0.20%, 3.91%, 2/19/2026 (b)	100,000,000	100,013,590
Lloyds Bank Corporate Markets PLC 3.95%, 8/7/2026	50,000,000	50,032,815
Mizuho Bank Ltd. 3.92%, 6/10/2026	40,000,000	40,008,412
Mizuho Bank Ltd. 3.95%, 6/3/2026	50,000,000	50,010,810
Mizuho Bank Ltd. 4.30%, 2/10/2026	100,000,000	100,055,350
Nordea Bank Abp 3.81%, 7/20/2026	60,000,000	60,015,012
Nordea Bank Abp SOFR + 0.27%, 3.98%, 4/10/2026 (b)	100,000,000	100,052,100
Nordea Bank Abp SOFR + 0.27%, 3.98%, 8/12/2026 (b)	100,000,000	100,013,040
Nordea Bank Abp SOFR + 0.35%, 4.06%, 1/4/2027 (b)	100,000,000	99,995,980
Norinchukin Bank 3.70%, 1/7/2026	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd. 4.04%, 1/2/2026	70,000,000	70,001,470
Royal Bank of Canada SOFR + 0.32%, 4.03%, 10/7/2026 (b)	125,000,000	125,021,525
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 3.94%, 1/30/2026 (b)	51,500,000	51,504,692
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 3.94%, 2/10/2026 (b)	149,500,000	149,518,284
Sumitomo Mitsui Banking Corp. 4.23%, 2/17/2026	100,000,000	100,034,780
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Svenska Handelsbanken AB SOFR + 0.31%, 4.08%, 5/15/2026 (b)	$33,750,000	$33,770,662
Svenska Handelsbanken AB SOFR + 0.32%, 4.09%, 7/23/2026 (b)	55,000,000	55,019,817
Toronto-Dominion Bank 3.93%, 8/7/2026	50,000,000	50,034,950
Toronto-Dominion Bank SOFR + 0.30%, 4.07%, 3/25/2026 (b)	87,750,000	87,784,942
Toronto-Dominion Bank SOFR + 0.36%, 4.13%, 12/10/2026 (b)	125,000,000	125,000,237
Wells Fargo Bank NA SOFR + 0.27%, 3.98%, 3/3/2026 (b)	20,000,000	20,006,958
Wells Fargo Bank NA SOFR + 0.31%, 4.02%, 6/3/2026 (b)	81,000,000	81,041,075
		2,934,156,975
FINANCIAL COMPANY COMMERCIAL PAPER — 17.8%
Australia & New Zealand Banking Group Ltd. 3.81%, 6/17/2026 (a)	50,000,000	49,137,600
Australia & New Zealand Banking Group Ltd. SOFR + 0.27%, 3.98%, 1/2/2026 (a),(b)	37,000,000	37,000,426
Australia & New Zealand Banking Group Ltd. SOFR + 0.27%, 3.98%, 4/20/2026 (a),(b)	152,000,000	152,054,279
Bank of Montreal 4.02%, 1/22/2026	65,000,000	64,852,405
Bank of Montreal 4.21%, 1/21/2026	70,000,000	69,848,401
Bank of Nova Scotia SOFR + 0.31%, 4.02%, 2/4/2026 (a),(b)	90,500,000	90,516,969
BPCE SA 4.19%, 2/3/2026 (a)	175,000,000	174,377,560
Commonwealth Bank of Australia SOFR + 0.26%, 3.97%, 1/23/2026 (a),(b)	160,000,000	160,018,096
Commonwealth Bank of Australia SOFR + 0.31%, 4.02%, 5/11/2026 (a),(b)	33,750,000	33,766,662
HSBC Bank PLC SOFR + 0.34%, 4.11%, 10/14/2026 (a),(b)	105,000,000	105,010,584
HSBC Bank PLC SOFR + 0.35%, 4.12%, 8/4/2026 (a),(b)	45,000,000	45,018,212
HSBC Bank PLC SOFR + 0.35%, 4.12%, 8/11/2026 (a),(b)	75,000,000	75,030,142
ING U.S. Funding LLC SOFR + 0.28%, 4.05%, 4/28/2026 (a),(b)	75,000,000	75,022,897
Lloyds Bank PLC 3.84%, 4/21/2026	65,000,000	64,248,035
Macquarie Bank Ltd. 4.25%, 4/27/2026 (a)	85,000,000	83,964,615
Mizuho Bank Ltd. 3.76%, 1/5/2026 (a)	50,000,000	49,974,190
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
National Australia Bank Ltd. SOFR + 0.24%, 3.95%, 1/14/2026 (a),(b)	$31,000,000	$31,001,903
National Bank of Canada 4.08%, 4/29/2026 (a)	100,000,000	98,760,640
Royal Bank of Canada 3.83%, 6/3/2026	50,000,000	49,205,190
Royal Bank of Canada 4.31%, 2/2/2026 (a)	98,500,000	98,163,938
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 4.02%, 3/27/2026 (a),(b)	71,500,000	71,523,881
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 4.02%, 6/11/2026 (a),(b)	100,000,000	100,006,270
Skandinaviska Enskilda Banken AB SOFR + 0.27%, 4.04%, 4/22/2026 (a),(b)	64,000,000	64,022,592
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 4.12%, 5/8/2026 (a),(b)	33,750,000	33,766,649
Svenska Handelsbanken AB 3.65%, 12/15/2026 (a)	75,000,000	72,367,027
Svenska Handelsbanken AB 3.82%, 7/2/2026 (a)	50,000,000	49,047,970
Toronto-Dominion Bank 4.23%, 1/5/2026 (a)	50,000,000	49,973,815
UBS AG SOFR + 0.32%, 4.03%, 8/6/2026 (a),(b)	46,500,000	46,501,945
Westpac Banking Corp. SOFR + 0.24%, 3.95%, 3/5/2026 (a),(b)	29,000,000	29,004,078
Westpac Banking Corp. SOFR + 0.27%, 3.98%, 2/4/2026 (a),(b)	100,000,000	100,016,880
		2,223,203,851
OTHER NOTES — 23.9%
ABN AMRO Bank NV 3.64%, 1/2/2026	200,000,000	200,000,000
ABN AMRO Bank NV 3.66%, 1/7/2026	75,000,000	75,000,000
Abu Dhabi Islamic Bank PJSC 3.62%, 1/2/2026	350,000,000	350,000,000
Banco Santander Central Hispano SA 3.62%, 1/2/2026	100,000,000	100,000,000
Banco Santander Central Hispano SA 3.66%, 1/7/2026	100,000,000	100,000,000
Bank of America NA 4.42%, 3/18/2026	125,000,000	125,135,869
Canadian Imperial Bank of Commerce 3.64%, 1/2/2026	250,000,000	250,000,000
Credit Agricole Corporate & Investment Bank SA 3.70%, 1/2/2026	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA 3.70%, 1/5/2026	100,000,000	100,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
KBC Bank NV 3.63%, 1/2/2026	$600,000,000	$600,000,000
Mizuho Bank Ltd. 3.64%, 1/2/2026	380,000,000	380,000,000
National Bank of Canada 3.67%, 1/5/2026	200,000,000	200,000,000
Royal Bank of Canada 3.85%, 1/2/2026	250,000,000	250,000,000
Toyota Motor Credit Corp. SOFR + 0.33%, 4.04%, 8/18/2026 (b)	83,000,000	83,042,628
Toyota Motor Credit Corp. SOFR + 0.30%, 4.07%, 2/24/2026 (b)	70,000,000	69,996,529
		2,983,175,026
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Government Obligations, 2.000% – 7.500% due 02/01/2026 – 07/20/2075, valued at $56,100,000); expected proceeds $55,011,764 3.85%, 1/2/2026	55,000,000	55,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Government Obligations, 3.000% – 6.000% due 05/20/2051 – 06/01/2055, valued at $44,117,264); expected proceeds $43,009,149 3.83%, 1/2/2026	43,000,000	43,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Government Obligations, 3.840% – 6.500% due 09/01/2030 – 02/20/2055, valued at $61,200,001); expected proceeds $60,012,767 3.83%, 1/2/2026	60,000,000	60,000,000
		158,000,000
TREASURY REPURCHASE AGREEMENTS — 9.7%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 02/28/2027 – 05/15/2030, a U.S. Treasury Note, 2.375% due 05/15/2029 and a U.S. Treasury Inflation Index Note, 1.625% due 04/15/2030, valued at $1,147,500,001); expected proceeds $1,125,238,750 3.82%, 1/2/2026	1,125,000,000	1,125,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 2.125% due 04/15/2029 – 01/15/2035, valued at $91,800,020); expected proceeds $90,019,100 3.82%, 1/2/2026	90,000,000	90,000,000
		1,215,000,000
OTHER REPURCHASE AGREEMENTS — 10.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,540,789 4.09%, 4/10/2026 (c)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/23/2025 (collateralized by various Common Stocks, valued at $54,000,000); expected proceeds $50,673,333 4.04%, 4/22/2026 (c)	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/10/2025 (collateralized by various Common Stocks, valued at $108,023,030); expected proceeds $103,126,750 3.79%, 1/1/2026	$100,000,000	$100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Corporate Bonds, 1.000% – 9.250% due 01/27/2026 – 01/01/2099 and U.S. Government Obligations, 1.613% – 6.000% due 08/25/2026 – 10/20/2055, valued at $45,211,831); expected proceeds $43,417,100 3.88%, 3/12/2026 (c)	43,000,000	43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by various Corporate Bonds, 1.150% – 8.375% due 03/01/2026 – 01/01/2099 and U.S. Government Obligations, 2.250% – 4.850% due 09/25/2028 – 03/25/2034, valued at $144,404,390); expected proceeds $135,028,425 3.79%, 1/2/2026	135,000,000	135,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/05/2025 (collateralized by various Corporate Bonds, 0.000% – 5.000% due 10/01/2029 – 11/15/2032, valued at $55,000,125); expected proceeds $50,662,111 4.04%, 4/2/2026 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Corporate Bonds, 0.000% – 4.625% due 08/15/2028 – 03/01/2030, valued at $55,000,658); expected proceeds $50,498,750 3.99%, 3/12/2026 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/05/2025 (collateralized by various Corporate Bonds, 0.750% – 3.750% due 12/15/2026 – 06/15/2030, valued at $120,750,628); expected proceeds $106,390,433 4.04%, 4/2/2026 (c)	105,000,000	105,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by various Corporate Bonds, 2.300% – 7.900% due 04/01/2031 – 04/01/2077, valued at $52,500,377); expected proceeds $50,651,195 3.94%, 4/10/2026 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2025 (collateralized by various Corporate Bonds, 0.000% – 3.000% due 09/15/2030 – 09/15/2032, valued at $95,450,579); expected proceeds $84,092,833 3.95%, 4/23/2026 (c)	83,000,000	83,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2025 (collateralized by various Common Stocks, valued at $74,520,529); expected proceeds $69,368,153 3.92%, 2/17/2026 (c)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2025 (collateralized by various Corporate Bonds, 1.750% – 12.750% due 05/15/2026 – 01/01/2099, U.S. Treasury Strips, 0.000% due 05/15/2034 – 08/15/2046, a U.S. Treasury Bond, 4.750% due 11/15/2053 and a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028, valued at $218,284,826); expected proceeds $191,139,271 3.75%, 1/6/2026	191,000,000	191,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by various Corporate Bonds, 1.200% – 10.000% due 03/20/2026 – 01/01/2099, U.S. Treasury Strips, 0.000% due 11/15/2039 – 08/15/2040 and a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028, valued at $191,696,265); expected proceeds $167,035,627 3.84%, 1/2/2026	167,000,000	167,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2025
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by various Corporate Bonds, 2.850% – 9.750% due 07/31/2026 – 01/15/2033, valued at $216,246,959); expected proceeds $188,040,107 3.84%, 1/2/2026	$188,000,000	$188,000,000
		1,321,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,271,241,774)		12,273,122,816
TOTAL INVESTMENTS — 98.3% (Cost $12,271,241,774)		12,273,122,816
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		209,614,213
NET ASSETS — 100.0%		$12,482,737,029
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $540,000,000 or 4.3% of net assets as of December 31, 2025.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$12,273,122,816	$—	$12,273,122,816
TOTAL INVESTMENTS	$—	$12,273,122,816	$—	$12,273,122,816
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Navigator Securities Lending Government Money Market Portfolio	State Street Navigator Securities Lending Portfolio I	State Street Navigator Securities Lending Portfolio II
ASSETS
Investments in securities, at value and amortized cost — unaffiliated issuer	$5,301,855,653	$185,409,748	$9,579,122,816
Repurchase agreements, at value and amortized cost	2,820,000,000	75,000,000	2,694,000,000
Total Investments	8,121,855,653	260,409,748	12,273,122,816
Cash	854,191,567	5,000,524	214,086,730
Interest receivable — unaffiliated issuers	12,171,799	1,315,609	29,218,743
Receivable from Adviser	—	7,847	—
Other receivable	—	16,561	608,985
Prepaid expenses and other assets	13,895	1,807	24,802
TOTAL ASSETS	8,988,232,914	266,752,096	12,517,062,076
LIABILITIES
Payable for investments purchased	128,804,698	—	29,990,700
Advisory fee payable	142,992	6,552	289,451
Administration fees payable	6,128	196	8,684
Unitary fees payable	33,424	19,325	28,345
Trustees’ fees and expenses payable	682	122	917
Professional fees payable	52,436	42,237	56,142
Distribution payable	1,858,805	59,652	2,670,812
Accrued expenses and other liabilities	782,163	58,698	1,279,996
TOTAL LIABILITIES	131,681,328	186,782	34,325,047
NET ASSETS	$8,856,551,586	$266,565,314	$12,482,737,029
NET ASSETS CONSIST OF:
Paid-in capital	$8,856,543,455	$266,478,354	$12,480,745,232
Total distributable earnings (loss)	8,131	86,960	1,991,797
NET ASSETS	$8,856,551,586	$266,565,314	$12,482,737,029
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00	$1.00	$1.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,856,533,406	266,478,353	12,480,745,232
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,301,855,653	$185,327,938	$9,577,241,774
Repurchase agreements	2,820,000,000	75,000,000	2,694,000,000
Total cost of investments	$8,121,855,653	$260,327,938	$12,271,241,774
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Navigator Securities Lending Government Money Market Portfolio	State Street Navigator Securities Lending Portfolio I	State Street Navigator Securities Lending Portfolio II
INVESTMENT INCOME
Interest income — unaffiliated issuers	$362,139,659	$29,803,898	$633,236,390
EXPENSES
Advisory fee	1,482,647	166,157	3,579,033
Administration fees	63,542	4,985	107,371
Custodian, sub-administration and transfer agent fees	1,039,481	102,729	1,719,986
Trustees’ fees and expenses	50,032	23,843	70,967
Professional fees and expenses	75,217	46,272	90,762
Insurance expense	29,289	2,612	48,692
Miscellaneous expenses	21,607	2,363	33,562
TOTAL EXPENSES	2,761,815	348,961	5,650,373
Expenses waived/reimbursed by the Adviser	—	(69,818)	—
NET EXPENSES	2,761,815	279,143	5,650,373
NET INVESTMENT INCOME (LOSS)	$359,377,844	$29,524,755	$627,586,017
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,272	20,677	56,216
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	—	(45,972)	7,894
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,272	(25,295)	64,110
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$359,398,116	$29,499,460	$627,650,127
See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Navigator Securities Lending Government Money Market Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$359,377,844	$391,643,838
Net realized gain (loss)	20,272	(19,858)
Net change in unrealized appreciation/depreciation	—	—
Net increase (decrease) in net assets resulting from operations	359,398,116	391,623,980
Distributions to shareholders	(359,377,844)	(391,643,967)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	160,053,519,126	140,929,414,827
Cost of shares redeemed	(158,352,201,181)	(140,944,676,003)
Net increase (decrease) in net assets from beneficial interest transactions	1,701,317,945	(15,261,176)
Net increase (decrease) in net assets during the period	1,701,338,217	(15,281,163)
Net assets at beginning of period	7,155,213,369	7,170,494,532
NET ASSETS AT END OF PERIOD	$8,856,551,586	$7,155,213,369
SHARES OF BENEFICIAL INTEREST:
Shares sold	160,053,519,126	140,929,414,827
Shares redeemed	(158,352,201,181)	(140,944,676,003)
Net increase (decrease) from share transactions	1,701,317,945	(15,261,176)
See accompanying notes to financial statements.

State Street Navigator Securities Lending Portfolio I		State Street Navigator Securities Lending Portfolio II
Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

$29,524,755	$35,902,627	$627,586,017	$632,860,031
20,677	(533)	56,216	69,873
(45,972)	(65,837)	7,894	(1,703,754)
29,499,460	35,836,257	627,650,127	631,226,150
(29,524,755)	(35,902,666)	(627,586,017)	(632,860,677)

8,051,086,583	5,048,589,064	192,075,425,913	167,008,096,673
(8,666,935,305)	(4,678,530,494)	(190,823,469,775)	(165,621,787,592)
(615,848,722)	370,058,570	1,251,956,138	1,386,309,081
(615,874,017)	369,992,161	1,252,020,248	1,384,674,554
882,439,331	512,447,170	11,230,716,781	9,846,042,227
$266,565,314	$882,439,331	$12,482,737,029	$11,230,716,781

8,051,086,583	5,048,589,064	192,075,425,913	167,008,096,673
(8,666,935,305)	(4,678,530,494)	(190,823,469,775)	(165,621,787,592)
(615,848,722)	370,058,570	1,251,956,138	1,386,309,081

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0424	0.0518	0.0506	0.0168	0.0003
Net realized and unrealized gain (loss)	0.0001	(0.0000)(a)	(0.0001)	(0.0000)(a)	(0.0000)(a)
Total from investment operations	0.0425	0.0518	0.0505	0.0168	0.0003
Distributions to shareholders from:
Net investment income	(0.0425)	(0.0518)	(0.0505)	(0.0168)	(0.0003)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	4.25%	5.18%	5.05%	1.68%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,856,552	$7,155,213	$7,170,495	$9,816,533	$7,304,026
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	4.24%	5.17%	5.00%	1.81%	0.03%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS – (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0445	0.0532	0.0525	0.0184	0.0011
Net realized and unrealized gain (loss)	(0.0002)	(0.0000)	0.0005	(0.0003)	0.0001
Total from investment operations	0.0443	0.0532	0.0530	0.0181	0.0012
Distributions to shareholders from:
Net investment income	(0.0443)	(0.0532)	(0.0530)	(0.0181)	(0.0012)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	4.52%	5.49%	5.43%	1.83%	0.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$266,565	$882,439	$512,447	$679,756	$580,681
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.06%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	4.44%	5.34%	5.26%	1.84%	0.12%
Portfolio turnover rate	—%(c)	—%(c)	—%(c)	—%(c)	—%(c)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021.
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS – (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0438	0.0533	0.0528	0.0202	0.0014
Net realized and unrealized gain (loss)	0.0000(b)	0.0001	0.0001	(0.0019)	(0.0001)
Total from investment operations	0.0438	0.0534	0.0529	0.0183	0.0013
Distributions to shareholders from:
Net investment income	(0.0438)	(0.0534)	(0.0529)	(0.0183)	(0.0013)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	4.47%	5.48%	5.42%	1.84%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,482,737	$11,230,717	$9,846,042	$9,457,585	$4,412,790
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	4.38%	5.33%	5.28%	2.02%	0.14%
Portfolio turnover rate	—%(d)	—%(d)	—%(d)	—%(d)	—%(d)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
Notes to Financial Statements
December 31, 2025
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund” and collectively, the “Funds”): State Street Navigator Securities Lending Government Money Market Portfolio, State Street Navigator Securities Lending  Portfolio I and State Street Navigator Securities Lending Portfolio II. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value.
Each Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Funds' investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Funds. Shares of the Funds are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Funds will increase or decrease in direct correlation with overall participation in the SLP.
The State Street Navigator Securities Lending Government Money Market Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II's investment objectives are to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
The State Street Navigator Securities Lending Government Money Market Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
State Street Navigator Securities Lending Portfolio I and State Street Navigator Securities Lending Portfolio II do not operate as "money market funds" pursuant to Rule 2a-7 under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
December 31, 2025
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds’ investments are valued each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. The investments of the Funds are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
The State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II’s investments are valued each day at fair value. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.
Valuation techniques used to value the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II’s investments by major category are as follows:
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Repurchase agreements are valued at the repurchase price as of valuation date.
The State Street Navigator Securities Lending Government Money Market Portfolio’s investments are valued each day on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values an investment at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds’ investments.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
December 31, 2025
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Repurchase Agreements
Each Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
December 31, 2025
underlying securities held as collateral on behalf of each Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
Each Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the State Street Navigator Securities Lending Government Money Market Portfolio, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II had invested in repurchase agreements with the gross values (principal) of $2,820,000,000, $75,000,000 and $2,694,000,000, respectively, and associated collateral equal to $2,877,160,550, $78,961,833 and $2,875,007,483, respectively.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. Each Fund pays an advisory fee to SSGA FM. The fees accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Navigator Securities Lending Government Money Market Portfolio	0.0175%
State Street Navigator Securities Lending Portfolio I	0.025
State Street Navigator Securities Lending Portfolio II	0.025
SSGA FM, as the investment adviser to each Fund, is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by a Fund and/or (ii) to reimburse a Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Funds' Board.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the State Street Navigator Securities Lending Government Money Market Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the State Street Navigator Securities Lending Government Money Market Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the State Street Navigator Securities Lending Government Money Market Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the State Street Navigator Securities Lending Government Money Market Portfolio will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the State

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
December 31, 2025
Street Navigator Securities Lending Government Money Market Portfolio exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2025.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Funds pay an annual administration fee to SSGA FM equal to 0.00075% of each Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Funds. Under the terms of these agreements, the Funds pay a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2025, based on management’s evaluation of the shareholder account base, the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	4	56.94%
State Street Navigator Securities Lending Portfolio I	5	86.91%
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
December 31, 2025
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Navigator Securities Lending Government Money Market Portfolio	$359,377,844	$—	$359,377,844
State Street Navigator Securities Lending Portfolio I	29,524,755	—	29,524,755
State Street Navigator Securities Lending Portfolio II	627,586,017	—	627,586,017
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Navigator Securities Lending Government Money Market Portfolio	$ 391,643,967	$ —	$ 391,643,967
State Street Navigator Securities Lending Portfolio I	35,902,666	—	35,902,666
State Street Navigator Securities Lending Portfolio II	632,860,677	—	632,860,677
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Navigator Securities Lending Government Money Market Portfolio	$8,131	$—	$—	$—	$8,131
State Street Navigator Securities Lending Portfolio I	5,150	—	—	81,810	86,960
State Street Navigator Securities Lending Portfolio II	110,755	—	—	1,881,042	1,991,797
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Government Money Market Portfolio	$8,121,855,653	$—	$—	$—
State Street Navigator Securities Lending Portfolio I	260,327,938	81,810	—	81,810
State Street Navigator Securities Lending Portfolio II	12,271,241,774	1,881,042	—	1,881,042

State Street Navigator Securities Lending Trust
Notes to Financial Statements – (continued)
December 31, 2025
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Navigator Securities Lending Trust (the “Trust”) (comprising State Street Navigator Securities Lending Government Money Market Portfolio, State Street Navigator Securities Lending Portfolio I and State Street Navigator Securities Lending Portfolio II (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising State Street Navigator Securities Lending Trust at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 9, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2026